Document And Entity Information	0 Months Ended
May 19, 2014
Document And Entity Information
Document Type	497
Document Period End Date	May 19, 2014
Registrant Name	GUGGENHEIM VARIABLE FUNDS TRUST - SERIES E
Central Index Key	0000217087
Amendment Flag	false
Document Creation Date	May 19, 2014
Document Effective Date	May 19, 2014
Prospectus Date	Apr. 30, 2014